FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of liabilities that are not measured at fair value (Details) - Not measured at fair value - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 282,968,290	$ 308,726,181
Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	264,953,910	279,463,012
Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	30,102	716,493
Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	676,047	1,060,472
Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	9,356,428	15,689,532
Debt instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	7,627,543	11,389,498
Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	324,260	407,174
Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	5,030,129	5,811,412
Level 1 | Debt instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	5,030,129	5,811,412
Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	65,843,282	63,564,983
Level 2 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	64,471,127	60,894,992
Level 2 | Debt instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	1,372,155	2,669,991
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	212,094,879	239,349,786
Level 3 | Deposits by customers
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	200,482,783	218,568,020
Level 3 | Interbank deposits
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	30,102	716,493
Level 3 | Repurchase agreements and other similar secured borrowing
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	676,047	1,060,472
Level 3 | Borrowings from other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	9,356,428	15,689,532
Level 3 | Debt instruments in issue
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	1,225,259	2,908,095
Level 3 | Preferred shares
FAIR VALUE OF ASSETS AND LIABILITIES
Liabilities	$ 324,260	$ 407,174